Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 232,371	$ 205,118
Cost of sales
Mining costs	(115,180)	(100,979)
Depletion, depreciation and amortization	(31,409)	(58,175)
Cost of sales	(146,589)	(159,154)
Gross profit from mining operations	85,782	45,964
General and administrative expenses	(18,919)	(20,339)
Selling expenses	(8,551)	(7,543)
Income from operations	58,312	18,082
Other income (loss)	(1,288)	818
Foreign currency exchange loss	(1,210)	(1,737)
Interest expense and other finance costs	(3,634)	(3,263)
Loss on spin out of Plexmar net assets		(4,412)
Income before income tax	52,180	9,488
Income taxes (expense) recovery:
Current tax expense	(25,432)	(23,416)
Deferred tax recovery (expense)	(908)	13,068
Income tax expense	(26,340)	(10,348)
Net income (loss)	25,840	(860)
Net income (loss) attributable to:
Shareholders of the Company	18,814	(4,645)
Non-controlling interests	7,026	3,785
Total income (loss)	$ 25,840	$ (860)
Weighted average shares outstanding (000s)
Basic (in shares)	163,296	162,554
Diluted (in shares)	164,676	162,554
Basic earnings (loss) per share	$ 0.12	$ (0.03)
Diluted earnings (loss) per share	$ 0.12	$ (0.03)